Segments	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segments
Note 3 - Segments

Otonomo operates its business and reports its financial results in two segments:

(a)
Connected Vehicles – connected vehicle data platform, which provides customers access to vehicle data and other value-added services (“Connected Vehicle”), complemented by Mobility Intelligence platform (“MI services”).

(b)	Insurance related Services – connected insurance technology to insurance carriers, comprised of The Floow acquired activity.

The chief operating decision maker (“CODM”) reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues and contributed profit by the two identified reportable segments, to make decisions about resources to be allocated to the segments and assess their performance.

Otonomo’s CODM does not regularly review asset information by reportable segment and, therefore, Otonomo does not report asset information by reportable segment.

Segment loss is comprised of operating loss and does not include amortization, depreciation and certain other items.

A.	Segment information

	Six-month period ended June 30, 2023
	Connected Vehicles	Insurance related Services	Total
	USD thousands	USD thousands	USD thousands
	(Unaudited)
Revenues	395	3,070	3,465
Segment loss	(16,581)	(3,335)	(19,916)

Amounts not allocated to segments:
Depreciation and amortization			(148)
Contingent consideration expense			(2,061)
Share-based compensation			(3,177)
Operating loss			(25,302)
Financial income, net			2,581
Loss before income tax expense			(22,721)

	Six-month period ended June 30, 2022
	Connected Vehicles	Insurance related Services	Total
	USD thousands	USD thousands	USD thousands
	(Unaudited)
Revenues	1,794	1,157	2,951
Segment loss	(26,350)	(1,882)	(28,232)

Amounts not allocated to segments:
Depreciation and amortization			(1,728)
Contingent consideration expense			1,541
Impairment of Goodwill			(37,000)
Impairment of intangible assets			(8,785)
Share-based compensation			(4,881)
Operating loss			(79,085)
Financial income, net			428
Loss before income tax expense			(78,657)

B.	Revenue by geographical region of the Company’s customers

	Six-month	Six-month
	period ended	period ended
	June 30	June 30
	2023	2022
	USD thousands	USD thousands
	(Unaudited)
Americas	1,590	1,316
APAC	68	60
EMEA	1,807	1,575

Total revenues	3,465	2,951

C.	Number of customers accounted for over 10% of the revenues

For the six-month period ended June 30, 2023, the Company had two customers that accounted for 18% and 25% respectively, of its revenues. For the six-month period ended June 30, 2022, the Company had two customers that accounted for 14% and 12% respectively, of its revenues.